OTHER INCOME AND EXPENSE (Details) $ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2018 USD ($) [2]	Dec. 31, 2018 COP ($)	Dec. 31, 2017 COP ($)		Dec. 31, 2016 COP ($)
Disclosure of Other income and expense [Line Items]
Foreign exchange gains (losses), net			$ 283,440	$ 424,483		$ 517,902
Share of profit of equity accounted investees, net of tax			197,715	171,964		140,765
Dividends			71,487	50,439		28,027
Gain on the sale of non-current assets held for sale			20,062	13,568		28,392
Net gain on sale of debt and equity securities			1,104	51,712		210,373
Gain on sale of assets			390,472	10,581		21,148
Other income			394,401	428,998		729,499
Total	[1]	$ (418.1)	(1,358,681)	(1,151,745)		(1,676,106)
Personnel expenses			(3,877,584)	(3,671,117)		(3,531,087)
Taxes and fees			(757,936)	(731,316)		(633,260)
Depreciation and amortization			(539,751)	(521,408)		(471,608)
Consultancy, audit and other fees			(569,276)	(460,978)		(355,590)
Affiliation contributions and transfers			(511,811)	(429,825)		(428,581)
Wealth tax				(101,988)		(267,627)
Leases (Rent)			(476,590)	(431,507)		(440,777)
Maintenance and repairs			(378,433)	(392,271)		(317,170)
Insurance			(375,611)	(351,745)		(316,852)
Marketing			(327,539)	(314,657)		(344,423)
Warehouse services			(270,223)	(277,849)		(288,491)
Transportation services			(181,687)	(166,429)		(160,002)
Impairment losses other assets			(166,300)	(174,255)		(47,537)
Outsourcing services expenses			(128,495)	(128,656)		(184,330)
Cleaning and security services			(126,822)	(131,451)		(138,693)
Supplies and stationary			(85,128)	(82,113)		(23,722)
Data processing			(81,426)	(73,872)		(81,682)
Adaptation and installation			(55,815)	(62,809)		(67,938)
Travel expenses			(52,584)	(48,193)		(54,275)
Other			(408,022)	(450,652)		(413,664)
Total		$ (2,883.6)	(9,371,033)	(9,003,091)	[1]	(8,567,309)	[1]
Banco de Bogota S.A.
Disclosure of Other income and expense [Line Items]
Dividends			4,855	1,321		1,779
Gain on sale of assets			312,316
Depreciation and amortization			(363,264)	(361,621)		(352,618)
Banco Popular S.A.
Disclosure of Other income and expense [Line Items]
Dividends			2,314	1,991		3,112
Gain on sale of assets			60,474
Depreciation and amortization			$ (50,819)	$ (45,417)		$ (40,449)

[1]	See note 2.32, Changes in presentation.
[2]	See note 2.4, “convenience translation into U.S. dollars”.